Joint operations	12 Months Ended
Dec. 31, 2021
Joint operations
Joint operations

32.       Joint operations

The Ecopetrol Business Group carries out exploration and production operations through Exploration and Production (E&P) Contracts, Technical Evaluation (TEA) Contracts and Agreements signed with the National Hydrocarbons Agency or ANH, as well as through Partnership Contracts and other types of contracts. The main joint operations in 2021 are as follows:

32.1       Contracts in which Ecopetrol is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	Chipirón		30-41%
SierraCol Energy Arauca, LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%
	Rondón		50%
Frontera Energy Colombia Corp	Quifa	Production	40%	Colombia
	Casanare		74.40%
	Corocora		83.91%
Perenco Colombia Limited	Estero	Production	95.98%
	Garcero		91.22%	Colombia
	Orocúe		86.47%
ONGC Videsh Limited Sucursal	Ronda Caribe RC-10	Exploration	50%	Offshore Caribe Norte
Colombia
Petrobras	Tayrona	Exploration	44%	Offshore Caribe Norte
Shell EP Offshore ventures Limited	Fuerte Sur		50%
	Purple Angel	Exploration	50%	Offshore Caribe Norte
	Col-5		50%
Canacol	Rancho Hermoso	Production	70%	Colombia
	Nuevas Formaciones
	Llanos 86		50%
	Llanos 87		50%
Geopark	Llanos 104	Exploration	50%	Colombia
	Llanos 123		50%
	Llanos 124		50%
	Mana		30%
Interoil Colombia	Ambrosia	Production	30%	Colombia
	Rio Opia		30%
Lewis	SSJN1	Exploration	50%	Colombia
	Saturno		10%
Shell	Sul de Gato do Mato	Exploration	30%	Brazil
	Gato do Mato		30%
BP Energy	Pau Brasil	Exploration	20%	Brazil
Occidental Midland Basin, LLC	Rodeo Midland Basin	Production	49%	Midland, Texas, USA
(Oxy)
Quarter North Energy	Gunflint	Production	32%	Golfo de México
Murphy Exploration and	Dalmatian	Production	30%	Golfo de México
Production Company - USA
OXY (Anadarko)- K2	K2	Production	21%	Golfo de México
Shell Offshore LLC	Rydberg	Exploration	29%	Golfo de México
Hess Corportation	ESOX	Production	21%	Golfo de México
Pemex Exploración y Producción	Bloque 8	Exploration	50%	Golfo de México
PC Carigali Mexico Operation SA	Bloque 6	Exploration	50%	Gulf of Mexico

32.2       Contracts in which Ecopetrol is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29	Exploration	50%
	CR2		50%
ExxonMobil Exploration Colombia	C62		50%	Colombia
	VMM37		100%
	KALE		0%
Repsol Colombia SA	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Sucursal Colombia	RC9	Exploration	50%	Colombia
CPVEN E&P Corp. Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Parex Resources Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Repsol Colombia Oil & Gas Limited	CPO9 – Akacias	Production	55%	Colombia
SierraCol Energy Arauca, LLC	La Cira Infantas	Production	58%
	Teca		86%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
Total Colombie	Mundo Nuevo	Exploration	15%	Colombia
Repsol Exploración Colombia SA
Equion Energía Limited
Emerald Energy Colombia	Oleoducto Alto Magdalena	OAM	45%	Colombia
Frontera Energy
Lewis Energy Colombia Inc	Clarinero	Exploration	50%	Colombia
Total Colombie	Niscota	Production	20%	Colombia

The Company acquires investment commitments at the moment of receiving the exploration and/or exploitation rights of a determined area by the competent authority.

32.3       Commitments for joint ventures

According to the process for exploration wells, Ecopetrol Business Group has certain commitments to meet minimum expenditure requirements on the exploration assets.

The Ecopetrol exploration commitments as of December 2021, correspond to $USD 562.9 million. This value includes the contracts Llanos and Tayrona, which represent $USD 61.6 million and $USD 73 million of commitments, respectively.